Shareholder Report, Holdings (Details)	Oct. 31, 2025
Class A | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class A | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Goldman Sachs Group, Inc., 7.50%, Series W
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Corebridge Financial, Inc., 6.875%, due 12/15/2052 1.2%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Citigroup, Inc., 7.625%, Series AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class C | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class C | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Goldman Sachs Group, Inc., 7.50%, Series W
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Corebridge Financial, Inc., 6.875%, due 12/15/2052 1.2%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Citigroup, Inc., 7.625%, Series AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class F | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Class F | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class F | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class F | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class F | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class F | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class F | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class F | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class F | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class F | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class F | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class F | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class F | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class F | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class F | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class F | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class F | Goldman Sachs Group, Inc., 7.50%, Series W
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Corebridge Financial, Inc., 6.875%, due 12/15/2052 1.2%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | Citigroup, Inc., 7.625%, Series AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class I | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Goldman Sachs Group, Inc., 7.50%, Series W
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Corebridge Financial, Inc., 6.875%, due 12/15/2052 1.2%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Citigroup, Inc., 7.625%, Series AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Class R | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class R | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class R | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R | Goldman Sachs Group, Inc., 7.50%, Series W
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Corebridge Financial, Inc., 6.875%, due 12/15/2052 1.2%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Citigroup, Inc., 7.625%, Series AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Class Z | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class Z | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class Z | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z | Goldman Sachs Group, Inc., 7.50%, Series W
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Corebridge Financial, Inc., 6.875%, due 12/15/2052 1.2%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Citigroup, Inc., 7.625%, Series AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.10%